Net Loss per Share	12 Months Ended
Jun. 30, 2023
Net Loss per Share [Abstract]
Net loss per share

Note 27. Net loss per share

Basic loss per share is computed using the weighted-average number of ordinary shares outstanding during the year. Diluted net loss per share is computed using the weighted-average number of ordinary shares and potentially dilutive, ordinary share equivalents outstanding during the year. The Group’s basic and diluted loss per ordinary share are the same because the Group has generated net loss to ordinary shareholders.

The following table presents the calculation of basic and diluted loss per ordinary share for the year ended on June 30, 2023 and June 30, 2022 as follows:

Loss attributable to ordinary shareholders (basic and diluted)

Numerator	June 30, 2023	June 30, 2022	June 30, 2021	December 31, 2020
Loss for the year, attributable to the owners of the Group	(51,788,880)	(4,526,905)	(1,986,814)	(320,524)
Loss attributable to the ordinary shareholders	(51,788,880)	(4,526,905)	(1,986,814)	(320,524)

Weighted-average number of ordinary shares (basic and diluted)

Denominator	June 30, 2023	June 30, 2022	June 30, 2021	December 31, 2020
Weighted-average number of ordinary shares	34,466,258	31,000,000	30,239,558	29,140,000
Net loss attributable to ordinary shareholders per share	June 30, 2023	June 30, 2022	June 30, 2021	December 31, 2020
Basic and Diluted	(1.50)	(0.15)	(0.07)	(0.01)